ACCOUNTS RECEIVABLE, NET - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Allowance for doubtful accounts:
Balance at beginning of year	$ (1,106)	$ (1,086)
Addition	(389)	(235)
Written off	193	215
Reclassification allowance to the other non-current assets	769
Balance at end of year	$ (533)	$ (1,106)